FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of Credit	$ 3,000,000	$ 1,215,000	$ 1,015,000
Debt	860,087	1,115,269
Business Combination, Contingent Consideration, Liability, Current	$ 1,930,440	$ 2,626,323	0
Bond Yield To Estimated Discounted Rate	0.10%
Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		117,567
Loan from Santander Bank and Bank Direct Capital Finance [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt		$ 156,894	11,667
Long-term Debt, Fair Value		$ 158,435	11,801
Liability Against Assets Subject to Finance Lease [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Debt	$ 61,213	$ 66,297	13,279
Long-term Debt, Fair Value	$ 59,138	$ 63,371	12,485
Loan from UPMS, GNet, MM, Metro Medical and Sonix Medical Technologies, Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Debt	$ 265,386	$ 421,989	1,316,746
Long-term Debt, Fair Value	$ 265,881	$ 423,168	$ 1,325,022
AAMD LLC, Convertible Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount				$ 500,000
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Debt Instrument, Maturity Date	Mar. 23, 2016	Mar. 23, 2016
Derivative Liability			$ 38,142
Debt			472,429
Long-term Debt, Fair Value			473,042
Stock Issued During Period, Shares, Conversion of Convertible Securities		117,567
Debt Conversion, Converted Instrument, Shares Issued	117,567	117,567
AAMD LLC, Convertible Promissory Note [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		118
AAMD LLC, Convertible Promissory Note [Member] | Additional Paid-in Capital [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		587,717
Loan Bank Direct Capital Finance [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	$ 63,399	$ 156,894
Long-term Debt, Fair Value	63,710	158,435
TD Bank [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of Credit	3,000,000	1,215,000	1,015,000
Chief Executive Officer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount	$ 1,000,000	$ 1,000,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%	7.00%
Debt Instrument, Maturity Date	Jul. 05, 2015	Jul. 05, 2015
Notes Payable, Related Parties	$ 470,089	$ 470,089	$ 735,680